PIMCO Equity Series

Supplement Dated November 1, 2021 to the Prospectus dated November 1, 2021,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund and PIMCO RAE International Fund (each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as portfolio implementer with respect to each Fund’s portfolio pursuant to a Portfolio Implementation Agreement by and among PIMCO, Research Affiliates, LLC and Parametric (the “Portfolio Implementation Agreement”).

As previously disclosed in a supplement dated July 23, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Portfolio Implementation Agreement with respect to each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund and PIMCO RAE International Fund on a date or dates on or after September 24, 2021 (each termination of the Portfolio Implementation Agreement with respect to a Fund, a “Termination”). Upon the effectiveness of a Termination with respect to a Fund, PIMCO will assume the duties and responsibilities previously provided by Parametric to such Fund.

In addition, upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the Prospectus relating to services provided by Parametric to such Fund are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date(s) of the Terminations.

Investors Should Retain This Supplement For Future Reference

PES_SUPP1_110121

PIMCO Equity Series

Supplement Dated November 1, 2021 to the Statement of Additional Information dated November 1, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund and PIMCO RAE International Fund (each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as portfolio implementer with respect to each Fund’s portfolio pursuant to a Portfolio Implementation Agreement by and among PIMCO, Research Affiliates, LLC and Parametric (the “Portfolio Implementation Agreement”).

As previously disclosed in a supplement dated July 23, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Portfolio Implementation Agreement with respect to each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund and PIMCO RAE International Fund on a date or dates on or after September 24, 2021 (each termination of the Portfolio Implementation Agreement with respect to a Fund, a “Termination”). Upon the effectiveness of a Termination with respect to a Fund, PIMCO will assume the duties and responsibilities previously provided by Parametric to such Fund.

In addition, upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the SAI relating to services provided by Parametric to such Fund are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date(s) of the Terminations.

Investors Should Retain This Supplement For Future Reference

PES_SUPP2_110121

PIMCO Equity Series

Supplement Dated November 1, 2021 to the

Equity Exchange-Traded Funds Prospectus dated November 1, 2021,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

As previously disclosed in a supplement dated July 23, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from the date of the prior supplement (each termination of the Sub-Advisory Agreement with respect to a Fund, a “Termination”).

Upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the Prospectus relating to services provided by Parametric to such Fund are deleted in their entirety.

In addition, effective upon the effective date of the Termination for each Fund (each, a “Termination Effective Date”), such Fund will be managed by Eden Simmer, Executive Vice President, PIMCO. Accordingly, effective upon the Termination Effective Date for each Fund, corresponding changes are made in the “Investment Adviser/Portfolio Manager” section in such Fund’s Fund Summary in the Prospectus, and corresponding changes are made to such Fund’s portfolio manager in the table in the “Management of the Funds—Individual Portfolio Manager” section of the Prospectus.

Subsequent disclosure will be provided regarding the Termination Effective Date(s) of each Fund and each Fund’s new portfolio manager.

Investors Should Retain This Supplement For Future Reference

PES_SUPP3_110121

PIMCO Equity Series

Supplement Dated November 1, 2021 to the Statement of Additional Information dated November 1, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (each, a “Fund” and together, the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Parametric Portfolio Associates LLC (“Parametric”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Parametric (the “Sub-Advisory Agreement”).

As previously disclosed in a supplement dated July 23, 2021, PIMCO has notified Parametric of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund on or after sixty (60) days from the date of the prior supplement (each termination of the Sub-Advisory Agreement with respect to a Fund, a “Termination”).

Upon the effectiveness of a Termination with respect to a Fund, all references to Parametric in the SAI relating to services provided by Parametric to such Fund are deleted in their entirety.

In addition, effective upon the effective date of the Termination for each Fund (each, a “Termination Effective Date”), such Fund will be managed by Eden Simmer, Executive Vice President, PIMCO. Accordingly, effective upon the Termination Effective Date for each Fund, corresponding changes are made in the table and accompanying footnotes in the subsections titled “Portfolio Manager—Other Accounts Managed” and “Portfolio Manager—Securities Ownership” in the SAI.

Subsequent disclosure will be provided regarding the Termination Effective Date(s) of each Fund and each Fund’s new portfolio manager.

Investors Should Retain This Supplement For Future Reference

PES_SUPP4_110121